Contingent and Deferred Consideration Payable - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Contingent And Deferred Consideration Payable [Line Items]
Contingent and deferred consideration	$ 30,815
Contingent and deferred consideration payable – non-current	17,142	$ 3,742
Business Combination
Contingent And Deferred Consideration Payable [Line Items]
Contingent and deferred consideration payable	25,781
Merchant Portfolios
Contingent And Deferred Consideration Payable [Line Items]
Contingent and deferred consideration payable	30,716	3,905
Contingent consideration paid	7,681	5,689
Contingent and deferred consideration payable – non-current	$ 17,142
Openbucks
Contingent And Deferred Consideration Payable [Line Items]
Contingent and deferred consideration payable		$ 3,502